Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 5,787,099,890	$ 4,149,529,827
Gross carrying amount, ending balance	7,991,335,753	5,787,099,890
Expected credit loss allowance, beginning balance	143,197,769	85,514,959
Expected credit loss allowance, ending balance	483,702,066	143,197,769
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	7,785,478,825	3,678,699,389
Expected credit loss allowance	245,241,032	98,679,302
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,397,194,366)	(898,161,315)
Expected credit loss allowance	(100,768,815)	(14,435,081)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(156,085,411)	1,282,736,992
Expected credit loss allowance	384,337,163	31,040,820
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(110,521,480)	(12,594,531)
Expected credit loss allowance	(110,521,480)	(6,889,131)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,917,441,705)	(2,413,110,472)
Expected credit loss allowance	(77,783,603)	(50,713,100)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	5,516,752,488	3,928,285,665
Gross carrying amount, ending balance	6,993,550,270	5,516,752,488
Expected credit loss allowance, beginning balance	64,700,227	43,821,894
Expected credit loss allowance, ending balance	123,444,091	64,700,227
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	7,290,938,057	3,529,685,370
Expected credit loss allowance	107,748,310	81,575,554
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,138,760,328)	(853,731,345)
Expected credit loss allowance	(27,563,996)	(7,117,298)
Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(179,750,603)	1,249,294,746
Expected credit loss allowance	(8,585,853)	6,794,582
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	502,806,496	34,593,197
Expected credit loss allowance	68,378,581	2,569,942
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,154,343,361)	(31,065,832)
Expected credit loss allowance	(41,358,528)	(991,768)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(86,135,908)	(54,783,064)
Expected credit loss allowance	(14,101,510)	(36,370,584)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(641,483)	(2,583,937)
Expected credit loss allowance	(641,483)	(302,036)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,757,315,088)	(2,282,942,312)
Expected credit loss allowance	(25,131,657)	(25,280,059)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	205,567,575	184,208,446
Gross carrying amount, ending balance	694,845,767	205,567,575
Expected credit loss allowance, beginning balance	27,852,535	13,163,611
Expected credit loss allowance, ending balance	127,545,821	27,852,535
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	494,540,768	149,014,019
Expected credit loss allowance	137,492,722	17,103,748
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(200,520,253)	(37,727,348)
Expected credit loss allowance	(31,294,409)	(2,360,881)
Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(22,058,517)	26,473,912
Expected credit loss allowance	168,252,020	10,323,740
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(489,970,057)	(34,304,689)
Expected credit loss allowance	(59,228,405)	(2,350,843)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,170,963,455	31,294,391
Expected credit loss allowance	53,234,898	1,150,052
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(345,291,081)	(3,095,900)
Expected credit loss allowance	(148,032,884)	(399,715)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,651,917)	(2,301,805)
Expected credit loss allowance	(1,651,917)	(464,867)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(116,734,206)	(107,993,451)
Expected credit loss allowance	(19,078,739)	(8,312,310)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	64,779,827	37,035,716
Gross carrying amount, ending balance	302,939,716	64,779,827
Expected credit loss allowance, beginning balance	50,645,007	28,529,454
Expected credit loss allowance, ending balance	232,712,154	50,645,007
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(57,913,785)	(6,702,622)
Expected credit loss allowance	(41,910,410)	(4,956,902)
Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	45,723,709	6,968,334
Expected credit loss allowance	224,670,996	13,922,498
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(12,836,439)	(288,508)
Expected credit loss allowance	(9,150,176)	(219,099)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(16,620,094)	(228,559)
Expected credit loss allowance	(11,876,370)	(158,284)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	431,426,989	57,878,964
Expected credit loss allowance	162,134,394	36,770,299
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(108,228,080)	(7,708,789)
Expected credit loss allowance	(108,228,080)	(6,122,228)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(43,392,411)	(22,174,709)
Expected credit loss allowance	$ (33,573,207)	$ (17,120,731)